Schedule of ownership structure (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
G A C [Member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity		GAC
Date of incorporation		Mar. 23, 2006
Location		Cayman Islands
Principal activity		Aircraft acquisition
Type of control		Direct
% of interest in the capital stock		100.00%	100.00%
Gol Finance Inc [Member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity		Gol Finance Inc.
Date of incorporation		Mar. 16, 2006
Location		Cayman Islands
Principal activity		Fundraising
Type of control		Direct
% of interest in the capital stock		100.00%	100.00%
Gol Finance [Member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity		Gol Finance
Date of incorporation		Jun. 21, 2013
Location		Luxembourg
Principal activity		Fundraising
Type of control		Direct
% of interest in the capital stock		100.00%	100.00%
G L A [Member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity		GLA
Date of incorporation		Apr. 09, 2007
Location		Brazil
Principal activity		Flight transportation
Type of control		Direct
% of interest in the capital stock		100.00%	100.00%
G T X [Member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity		GTX
Date of incorporation		Feb. 08, 2021
Location		Brazil
Principal activity		Equity investments
Type of control		Direct
% of interest in the capital stock		100.00%
Smiles Fidelidade [Member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity	[1]	Smiles Fidelidade (c)
Date of incorporation	[1]	Aug. 01, 2011
Location	[1]	Brazil
Principal activity	[1]	Loyalty program
Type of control		(c)
% of interest in the capital stock	[1]		52.60%
Smiles Viagens [Member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity		Smiles Viagens
Date of incorporation		Aug. 10, 2017
Location		Brazil
Principal activity		Tourism agency
Type of control		Indirect
% of interest in the capital stock		100.00%	52.60%
Smiles Fidelidade Argentina [Member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity	[2]	Smiles Fidelidade Argentina (a)
Date of incorporation	[2]	Nov. 07, 2018
Location	[2]	Argentina
Principal activity	[2]	Loyalty program
Type of control	[2]	Indirect
% of interest in the capital stock	[2]	100.00%	52.60%
Smiles Viagens Y Turismo [Member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity	[2]	Smiles Viajes y Turismo (a)
Date of incorporation	[2]	Nov. 20, 2018
Location	[2]	Argentina
Principal activity	[2]	Tourism agency
Type of control	[2]	Indirect
% of interest in the capital stock	[2]	100.00%	52.60%
Air Fim [Member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity		AirFim
Date of incorporation		Nov. 07, 2003
Location		Brazil
Principal activity		Investment fund
Type of control		Indirect
% of interest in the capital stock		100.00%	100.00%
Fundo Sorriso [Member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity		Fundo Sorriso
Date of incorporation		Jul. 14, 2014
Location		Brazil
Principal activity		Investment fund
Type of control		Indirect
% of interest in the capital stock		100.00%	52.60%
S C P Trip [Member]
DisclosureOfOperatingContextLineItems [Line Items]
Entity	[3]	SCP Trip (b)
Date of incorporation	[3]	Apr. 27, 2012
Location	[3]	Brazil
Principal activity	[3]	On-board magazine
% of interest in the capital stock	[3]		60.00%

[1]	In May 2021, GOL transferred direct control (52.60% of the capital) of Smiles Fidelidade to its GLA subsidiary. In June 2021, the Company completes the corporate transaction for the acquisition of non-controlling shareholders. On September 1st 2021, Smiles Fidelidade was merged into GLA, see Note 1.4
[2]	Companies with functional currency in Argentine pesos (ARS).
[3]	GLA discontinued the investment held in SCP Trip in February 2021.